CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks:
Noninterest-bearing	$ 16,364,000	$ 13,980,000
Interest-bearing	21,325,000	34,432,000
Total cash and cash equivalents	37,689,000	48,412,000
Available for sale securities, at fair value	176,513,000	230,814,000
Loans held for sale	5,100,000	5,600,000
Loans receivable (net of allowance for loan losses of $6,387 and $4,970 at December 31, 2012 and 2011, respectively)	685,163,000	618,626,000
Federal Home Loan Bank Stock, at cost	8,078,000	8,388,000
Bank-owned life insurance	9,060,000	9,012,000
Premises and equipment, net	11,216,000	12,651,000
Goodwill and other intangibles	3,451,000	4,105,000
Accrued interest receivable	3,215,000	3,539,000
Deferred tax assets, net	4,639,000	4,614,000
Other real estate owned, net	1,293,000	976,000
Prepaid FDIC deposit insurance assessment	1,312,000	1,974,000
Other assets	6,552,000	6,378,000
Total assets	953,250,000	955,047,000
Deposits:
Noninterest-bearing	89,834,000	85,958,000
Interest-bearing	615,314,000	615,968,000
Total deposits	705,148,000	701,926,000
Mortgagors' and investors' escrow accounts	3,207,000	3,291,000
Federal Home Loan Bank advances	98,069,000	100,069,000
Junior subordinated debt owed to unconsolidated trust	8,248,000	8,248,000
Accrued expenses and other liabilities	12,819,000	10,996,000
Total liabilities	827,491,000	824,530,000
Commitments and contingencies (Notes 6, 11 and 12)
Shareholders' Equity:
Preferred Stock ($.01 par value; 1,000,000 shares authorized; none issued)	0	0
Common Stock ($.01 par value; 35,000,000 shares authorized; 10,112,310 shares issued and outstanding at December 31, 2012; 10,576,849 shares issued and 10,576,302 shares outstanding at December 31, 2011)	101,000	106,000
Additional paid-in-capital	94,810,000	94,612,000
Unallocated common shares held by ESOP	(5,088,000)	(5,568,000)
Unearned restricted shares	(2,210,000)	(38,000)
Retained earnings	36,733,000	42,080,000
Accumulated other comprehensive income (loss)	1,413,000	(675,000)
Total shareholders' equity	125,759,000	130,517,000
Total liabilities and shareholders' equity	$ 953,250,000	$ 955,047,000